UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21260

CM Advisors Family of Funds
(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 305 Austin, Texas	78746
(Address of principal executive offices)	(Zip code)

Corporation Service Company

251 Little Falls Drive Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(512) 329-0050

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

CM Advisors Fixed Income Fund

(CMFIX)

Annual Shareholder Report - February 28, 2026

Fund Overview

This annual shareholder report contains important information about CM Advisors Fixed Income Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://cmadvisorsfunds.com/our-fund/cm-advisors-fixed-income-fund. You can also request this information by contacting us at (888) 859-5856.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CM Advisors Fixed Income Fund	$91	0.87%

How did the Fund perform during the reporting period?

For the year ending February 28, 2026, the Fund returned 9.38%, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 6.26%.

The Fund’s performance was driven primarily by coupon income, credit selection, and portfolio duration. The Fund’s allocation to shorter-duration, high-quality corporate bonds contributed to results by providing income and reducing sensitivity to changes in interest rates during the period. Security selection also contributed to performance, including the Fund’s equity conversion position in PHI Group, Inc., which appreciated during the year and contributed positively to returns.

The market conditions most relevant to the Fund during the reporting period were changes in the shape of the yield curve, inflation remaining above the Federal Reserve’s long-term target, and the effect of interest rates on bond prices and refinancing conditions. As the yield curve normalized, longer-term yields rose, influenced by inflation expectations and fiscal conditions. In this environment, the Fund underweighted long-duration exposure and instead remained focused on income generation with lower interest-rate sensitivity.

Consistent with this approach, the Fund maintained a portfolio focused on high-quality corporate bonds, with an average coupon of approximately 5.5%, current yield above 5%, and duration of roughly 2.9 years. The Advisor also maintained liquidity and flexibility for the Fund and did not extend portfolio duration to pursue additional yield. This positioning drove the Fund’s outperformance during the year and supported reinvestment as portfolio securities matured or were called.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$16,000
$14,000
$12,000
$10,000
Feb-2016
Feb-2017
Feb-2018
Feb-2019
Feb-2020
Feb-2021
Feb-2022
Feb-2023
Feb-2024
Feb-2025
Feb-2026
$14,318
$12,158
CM Advisors Fixed Income Fund
Bloomberg U.S. Aggregate Bond Index

Table Summary
	CM Advisors Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
Feb-2016	$10,000	$10,000
Feb-2017	$10,795	$10,142
Feb-2018	$10,842	$10,193
Feb-2019	$10,901	$10,516
Feb-2020	$11,135	$11,744
Feb-2021	$11,349	$11,907
Feb-2022	$11,482	$11,592
Feb-2023	$11,201	$10,465
Feb-2024	$12,374	$10,813
Feb-2025	$13,090	$11,441
Feb-2026	$14,318	$12,158

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
CM Advisors Fixed Income Fund	9.38%	4.76%	3.65%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 859-5856.

Fund Statistics

  Net Assets$31,708,972
  Number of Portfolio Holdings87
  Advisory Fee (net of waivers)$0
  Portfolio Turnover29%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	11.7%
Corporate Bonds	73.5%
Money Market Funds	5.2%
U.S. Treasury Obligations	9.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Energy
23.8%
Financials
15.8%
Materials
12.7%
Industrials
10.0%
U.S. Treasury Obligations
9.4%
Consumer Discretionary
8.4%
Money Market Funds
5.1%
Information Technology
4.1%
Utilities
3.9%
Communication Services
2.7%
Health Care
1.3%
Real Estate
0.6%
Consumer Staples
0.3%
Other Assets in Excess of Liabilities
1.9%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.9%
Consumer Staples	0.3%
Real Estate	0.6%
Health Care	1.3%
Communication Services	2.7%
Utilities	3.9%
Information Technology	4.1%
Money Market Funds	5.1%
Consumer Discretionary	8.4%
U.S. Treasury Obligations	9.4%
Industrials	10.0%
Materials	12.7%
Financials	15.8%
Energy	23.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
PHI Group, Inc.	11.5%
JPMorgan Chase & Company, 1.100%, due 06/22/26	2.0%
Occidental Petroleum Corporation, 7.875%, due 09/15/31	2.0%
United Rentals North America, Inc., 5.250%, due 01/15/30	1.9%
Exelon Corporation, 7.600%, due 04/01/32	1.8%
Olin Corporation, 5.000%, due 02/01/30	1.8%
Masco Corporation, 7.750%, due 08/01/29	1.7%
Western Gas Partners L.P., 4.650%, due 07/01/26	1.7%
Polaris, Inc., 6.950%, due 03/15/29	1.7%
Citigroup, Inc., 5.000%, due 06/18/29	1.7%

Material Fund Changes

No material changes occurred during the year ended February 28, 2026.

CM Advisors Fixed Income Fund (CMFIX)

Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://cmadvisorsfunds.com/our-fund/cm-advisors-fixed-income-fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022826-CMFIX

(b)	Included with (a)

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 19(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Richard M. Lewis. Mr. Lewis is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $15,350 and $15,100 with respect to the registrant’s fiscal years ended February 28, 2026 and February 28, 2025, respectively.

(b)	Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $3,500 and $3,000 with respect to the registrant’s fiscal years ended February 28, 2026 and February 28, 2025, respectively. The services comprising these fees are the preparation of the registrant’s federal and state income and federal excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	Aggregate non-audit fees of $3,500 and $3,000 were billed by the registrant’s accountant for services rendered to the registrant with respect to the fiscal years ended February 28, 2026 and February 28, 2025, respectively. No non-audit fees were billed in either of the last two fiscal years by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable

(j)	Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

CM Advisors Family of Funds

Annual Financial Statements and

Additional Information 2026

CM Advisors Fixed Income Fund

February 28, 2026

This report and the financial statements contained herein are submitted for the general information of the shareholders of the CM Advisors Family of Funds (the “Trust”). This report is not authorized for distribution to prospective investors of the Trust unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

CM Advisors Fixed Income Fund

Schedule of Investments

February 28, 2026

COMMON STOCKS — 11.5%	Shares	Value
Energy — 11.5%
Oil & Gas Equipment & Services — 11.5%
PHI Group, Inc. (Cost $1,222,685)	113,912	$3,644,614

CORPORATE BONDS — 72.1%	Par Value	Value
Communication Services — 2.7%
Alternative Carriers — 2.0%
Lumen Technologies, Inc., 6.875%, due 01/15/28	$150,000	$149,250
Qwest Corporation,
7.375%, due 05/01/30	300,000	296,247
7.750%, due 05/01/30	200,000	199,632
		645,129
Media & Entertainment — 0.7%
WarnerMedia Holdings, Inc.,
3.755%, due 03/15/27	100,000	98,112
4.054%, due 03/15/29	110,000	103,730
		201,842
Consumer Discretionary — 8.4%
Apparel, Accessories & Luxury Goods — 0.3%
Tapestry, Inc., 5.100%, due 03/11/30	100,000	103,284

Automobile Manufacturers — 2.0%
Ford Motor Credit Company, LLC, 4.346%, due 12/08/26	300,000	299,948
General Motors Company, 5.600%, due 10/15/32	303,000	319,325
		619,273
Automotive Retail — 1.1%
Advance Auto Parts, Inc., 5.950%, due 03/09/28	350,000	359,731

Distributors — 2.4%
Genuine Parts Company, 4.950%, due 08/15/29	475,000	481,315
LKQ Corporation, 6.250%, due 06/15/33	250,000	264,981
		746,296
Home Furnishings — 0.5%
Leggett & Platt, Inc., 3.500%, due 11/15/27	150,000	148,163

Hotels, Resorts & Cruise Lines — 0.4%
Royal Caribbean Cruises Ltd., 7.500%, due 10/15/27	135,000	142,171

Leisure Products — 1.7%
Polaris, Inc., 6.950%, due 03/15/29	500,000	530,468

CM Advisors Fixed Income Fund

Schedule of Investments (Continued)

CORPORATE BONDS — 72.1% (Continued)	Par Value	Value
Consumer Staples — 0.3%
Packaged Foods & Meats — 0.3%
Conagra Brands, Inc., 7.000%, due 10/01/28	$100,000	$106,971

Energy — 12.3%
Integrated Oil & Gas — 2.7%
Occidental Petroleum Corporation,
3.000%, due 02/15/27	100,000	99,043
8.450%, due 02/15/29	100,000	111,144
7.875%, due 09/15/31	550,000	638,461
		848,648
Oil & Gas Drilling — 1.6%
Helmerich & Payne, Inc., 2.900%, due 09/29/31	550,000	503,728

Oil & Gas Exploration & Production — 5.0%
APA Corporation, 7.750%, due 12/15/29	200,000	220,602
Continental Resources, Inc., 4.375%, due 01/15/28	450,000	450,885
Devon Energy Corporation, 7.950%, due 04/15/32	250,000	294,288
Marathon Oil Corporation, 4.400%, due 07/15/27	400,000	399,393
Vital Energy, Inc., 9.750%, due 10/15/30	200,000	212,309
		1,577,477
Oil & Gas Storage & Transportation — 3.0%
Southern Natural Gas Company, 8.000%, due 03/01/32	350,000	409,020
Western Gas Partners L.P., 4.650%, due 07/01/26	550,000	550,154
		959,174
Financials — 15.8%
Banks — 0.8%
Manufacturers & Traders Trust Company, 3.400%, due 08/17/27	250,000	248,284

Consumer Finance — 1.9%
Ford Motor Credit Company, LLC,
6.950%, due 06/10/26	200,000	201,036
5.100%, due 08/20/27	200,000	199,616
John Deere Capital Corporation, 4.260%, due 04/19/27	200,000	200,748
		601,400
Diversified Banks — 6.5%
Citigroup, Inc., 5.000%, due 06/18/29	525,000	526,032
JPMorgan Chase & Company,
1.100%, due 06/22/26	650,000	643,856
5.040%, due 01/23/28	450,000	454,053
5.500%, due 12/13/34	425,000	427,444
		2,051,385

CM Advisors Fixed Income Fund

Schedule of Investments (Continued)

CORPORATE BONDS — 72.1% (Continued)	Par Value	Value
Financials — 15.8% (Continued)
Investment Banking & Brokerage — 2.8%
Jefferies Financial Group, Inc.,
6.150%, due 02/28/35	$400,000	$400,000
6.000%, due 07/31/35	500,000	489,245
		889,245
Property & Casualty Insurance — 2.7%
Fairfax Financial Holdings Ltd.,
8.300%, due 04/15/26	450,000	451,814
3.375%, due 03/03/31	150,000	142,927
Fidelity National Financial, Inc., 3.400%, due 06/15/30	295,000	282,556
		877,297
Transaction & Payment Processing Services — 1.1%
Fiserv, Inc., 4.200%, due 10/01/28	350,000	350,211

Health Care — 1.3%
Health Care Services — 0.8%
Cigna Group (The), 5.125%, due 05/15/31	250,000	260,485

Life Sciences Tools & Services — 0.5%
Illumina, Inc., 5.750%, due 12/13/27	150,000	154,398

Industrials — 10.0%
Aerospace & Defense — 0.6%
Huntington Ingalls Industries, Inc., 2.043%, due 08/16/28	200,000	190,880

Building Products — 1.7%
Masco Corporation, 7.750%, due 08/01/29	500,000	553,227

Construction & Engineering — 1.3%
Fluor Corporation, 4.250%, due 09/15/28	400,000	396,966

Data Processing & Outsourced Services — 0.8%
Concentrix Corporation,
6.650%, due 08/02/26	38,000	38,228
6.600%, due 08/02/28	210,000	211,875
		250,103
Industrial Machinery & Supplies & Components — 2.0%
Timken Company (The),
6.875%, due 05/08/28	300,000	316,838
4.500%, due 12/15/28	300,000	302,802
		619,640

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS — 72.1% (Continued)	Par Value	Value
Industrials — 10.0% (Continued)
Research & Consulting Services — 1.3%
Jacobs Engineering Group, Inc., 5.900%, due 03/01/33	$400,000	$422,159

Trading Companies & Distributors — 2.3%
United Rentals North America, Inc.,
5.250%, due 01/15/30	600,000	606,671
4.000%, due 07/15/30	125,000	121,623
		728,294
Information Technology — 4.1%
Electronic Components — 1.6%
Corning, Inc., 7.250%, due 08/15/36	500,000	507,445

Electronic Equipment & Instruments — 1.4%
Vontier Corporation,
1.800%, due 04/01/26	250,000	249,431
2.400%, due 04/01/28	200,000	193,136
		442,567
IT Consulting & Other Services — 0.7%
DXC Technology Company, 2.375%, due 09/15/28	250,000	235,892

Semiconductors — 0.4%
Intel Corporation, 4.875%, due 02/10/28	120,000	121,922

Materials — 12.7%
Commodity Chemicals — 2.4%
Olin Corporation,
5.625%, due 08/01/29	200,000	199,839
5.000%, due 02/01/30	575,000	558,869
		758,708
Copper — 1.6%
Freeport-McMoRan, Inc.,
5.000%, due 09/01/27	150,000	150,122
9.500%, due 06/01/31	300,000	365,347
		515,469
Diversified Chemicals — 3.7%
Celanese US Holdings, LLC, 7.165%, due 07/15/27(a)	191,000	197,747
Dow Chemical Company (The),
7.375%, due 11/01/29	140,000	154,045
4.800%, due 01/15/31	350,000	349,502
Huntsman International, LLC, 4.500%, due 05/01/29	500,000	478,472
		1,179,766

CM Advisors Fixed Income Fund

Schedule of Investments (Continued)

CORPORATE BONDS — 72.1% (Continued)	Par Value	Value
Materials — 12.7% (Continued)
Fertilizers & Agricultural Chemicals — 1.8%
FMC Corporation,
3.450%, due 10/01/29	$400,000	$352,128
5.650%, due 05/18/33	250,000	219,234
		571,362
Metal, Glass & Plastic Containers — 1.7%
Ball Corporation,
6.000%, due 06/15/29	400,000	412,393
2.875%, due 08/15/30	150,000	139,509
		551,902
Specialty Chemicals — 0.8%
Albemarle Corporation, 4.650%, due 06/01/27	250,000	251,848

Steel — 0.7%
Arcelormittal S.A., 6.550%, due 11/29/27	200,000	207,997

Real Estate — 0.6%
Timber REITs — 0.6%
Weyerhaeuser Company, 4.750%, due 05/15/26	200,000	200,292

Utilities — 3.9%
Electric Utilities — 2.7%
Edison International, 5.750%, due 06/15/27	250,000	253,919
Exelon Corporation, 7.600%, due 04/01/32	500,000	582,031
		835,950
Gas Utilities — 0.3%
National Fuel Gas Company, 5.500%, due 10/01/26	100,000	100,788

Independent Power Producers & Energy Traders — 0.9%
AES Corporation, 5.450%, due 06/01/28	275,000	281,401

Total Corporate Bonds (Cost $22,503,185)		$22,849,638

CM Advisors Fixed Income Fund

Schedule of Investments (Continued)

U.S. TREASURY OBLIGATIONS — 9.4%	Par Value	Value
U.S. Treasury Notes — 9.4%
4.500%, due 03/31/26	$250,000	$250,143
4.875%, due 04/30/26	250,000	250,457
2.125%, due 05/31/26	250,000	249,008
1.875%, due 06/30/26	250,000	248,535
3.750%, due 08/31/26	250,000	250,096
1.125%, due 10/31/26	500,000	491,783
4.625%, due 11/15/26	500,000	503,484
4.250%, due 11/30/26	500,000	502,355
4.375%, due 12/15/26	250,000	251,562
Total U.S. Treasury Obligations (Cost $2,997,980)		$2,997,423

MONEY MARKET FUNDS — 5.1%	Shares	Value
Allspring Treasury Plus Money Market Fund - Institutional Class, 3.56%(b) (Cost $1,601,762)	1,601,762	$1,601,762

Total Investments at Value — 98.1% (Cost $28,325,612)		$31,093,437

Other Assets in Excess of Liabilities — 1.9%		615,535

Net Assets — 100.0%		$31,708,972

REIT — Real Estate Investment Trust

S.A. — Societe Anonyme

(a)	Step Coupon. Rate shown is the coupon in effect as of February 28, 2026.
(b)	The rate shown is the 7-day effective yield as of February 28, 2026.

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund

Statement of Assets and Liabilities
February 28, 2026

ASSETS
Investments in securities:
At cost	$28,325,612
At value (Note 2)	$31,093,437
Receivable for investments sold	260,469
Receivable for capital shares sold	2,465
Receivable from Advisor (Note 5)	3,252
Dividends and interest receivable	347,062
Other assets	23,004
TOTAL ASSETS	31,729,689

LIABILITIES
Payable for capital shares redeemed	274
Payable to administrator (Note 5)	6,040
Accrued trustee fees (Note 5)	4,000
Payable to distributor (Note 5)	667
Other accrued expenses	9,736
TOTAL LIABILITIES	20,717

Contingencies and commitments (Note 6)	—

NET ASSETS	$31,708,972

Net assets consist of:
Paid-in capital	$30,957,683
Distributable earnings	751,289
Net Assets	$31,708,972

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	2,704,940
Net asset value, redemption price and offering price per share	$11.72

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund

Statement of Operations

Year Ended February 28, 2026

INVESTMENT INCOME
Dividends	$390,388
Interest	1,205,616
TOTAL INVESTMENT INCOME	1,596,004

EXPENSES
Management fees (Note 5)	136,956
Legal fees	57,766
Registration and filing fees	40,929
Administration fees (Note 5)	29,150
Fund accounting fees (Note 5)	27,940
Trustees’ fees (Note 5)	24,000
Audit and tax services fees	19,232
Transfer agent fees (Note 5)	19,200
Pricing fees	12,327
Shareholder reporting expenses	10,839
Compliance support services fees	9,245
Distributor service fees (Note 5)	8,000
Custody and bank service fees	7,325
Postage and supplies	3,248
Insurance expense	3,040
Other expenses	15,500
TOTAL EXPENSES	424,697
Management fees waived and reimbursed by Advisor (Note 5)	(186,283)
NET EXPENSES	238,414

NET INVESTMENT INCOME	1,357,590

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	15,448
Net change in unrealized appreciation (depreciation) on investments	1,079,035
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	1,094,483

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,452,073

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund

Statements of Changes in Net Assets

	Year Ended February 28, 2026	Year Ended February 28, 2025
FROM OPERATIONS
Net investment income	$1,357,590	$1,052,016
Net realized gains (losses) from investment transactions	15,448	(7,577)
Net change in unrealized appreciation (depreciation) on investments	1,079,035	473,798
Net change in net assets resulting from operations	2,452,073	1,518,237

DISTRIBUTIONS TO SHAREHOLDERS	(1,125,115)	(1,058,179)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	5,292,826	480,220
Net asset value of shares issued in reinvestment of distributions to shareholders	1,075,811	1,005,367
Payments for shares redeemed	(3,081,996)	(1,754,877)
Net change in net assets from share transactions	3,286,641	(269,290)

TOTAL INCREASE IN NET ASSETS	4,613,599	190,768

NET ASSETS
Beginning of year	27,095,373	26,904,605
End of year	$31,708,972	$27,095,373

CAPITAL SHARE ACTIVITY
Shares sold	457,347	43,394
Shares reinvested	95,066	90,908
Shares redeemed	(273,340)	(158,216)
Net change in shares outstanding	279,073	(23,914)
Shares outstanding, beginning of year	2,425,867	2,449,781
Shares outstanding, end of year	2,704,940	2,425,867

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund

Financial Highlights

Per share data for a share outstanding throughout each year:

	Years Ended
	February 28,	February 28,	February 29,	February 28,	February 28,
	2026	2025	2024	2023	2022
Net asset value at beginning of year	$11.17	$10.98	$10.38	$10.78	$10.92

Income (loss) from investment operations:
Net investment income	0.55	0.43	0.49	0.17	0.26
Net realized and unrealized gains (losses) on investments	0.47	0.19	0.58	(0.43)	(0.13)
Total from investment operations	1.02	0.62	1.07	(0.26)	0.13

Less distributions from:
Net investment income	(0.47)	(0.43)	(0.47)	(0.14)	(0.27)
Total distributions	(0.47)	(0.43)	(0.47)	(0.14)	(0.27)

Net asset value at end of year	$11.72	$11.17	$10.98	$10.38	$10.78

Total return (a)	9.38%	5.78%	10.47%	(2.45%)	1.17%

Ratios and supplemental data:
Net assets at end of year (000’s)	$31,709	$27,095	$26,905	$25,267	$29,098

Ratio of total expenses to average net assets	1.55%	1.50%	1.50%	1.43%	1.35%

Ratio of net expenses to average net assets (b)	0.87%	0.87%	0.87%	0.87%	0.87%

Ratio of net investment income to average net assets (b)	4.95%	3.87%	4.57%	1.57%	2.33%

Portfolio turnover rate	29%	40%	41%	40%	37%

(a)	Total return is a measure of the change in value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Advisor not waived its fees and reimbursed expenses, total returns would have been lower.
(b)	Ratio was determined after investment management fee waivers and expense reimbursements (Note 5).

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund

Notes to Financial Statements

February 28, 2026

1.	Organization

CM Advisors Fixed Income Fund (the “Fund”) is a diversified no-load series of CM Advisors Family of Funds (the “Trust”), which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.

The investment objective of the Fund is to seek to preserve capital and maximize total return.

2.	Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Segment Reporting – The Chief Financial Officer of the Trust acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

Accounting Pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Fund management concludes that there is no impact on the Fund’s financial statements.

Investment Valuation – The Fund’s portfolio securities are generally valued at their market values determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time). Securities, including common stocks, listed on an exchange or quoted on a national market system are valued at the last sales price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market unlisted or listed securities for which no sale was reported on that date are valued at the most recent bid price. To the extent that the Fund is invested in other open-end investment companies, including money market funds, that are registered under the 1940 Act and not traded on an exchange, the Fund’s net asset values (“NAVs”) are calculated based upon the NAVs reported by such registered open-end investment companies; the prospectuses for these registered open-end investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Fixed income securities are typically

CM Advisors Fixed Income Fund

Notes to Financial Statements (Continued)

valued based on prices provided by an independent pricing service. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined by Van Den Berg Management I, Inc. (d/b/a CM Fund Advisors) (the “Advisor”), as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees of the Trust (the “Board”) pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Corporate bonds and U.S. Treasury obligations held by the Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and the inputs used to value the investments as of February 28, 2026 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$3,644,614	$—	$—	$3,644,614
Corporate Bonds	—	22,849,638	—	22,849,638
U.S. Treasury Obligations	—	2,997,423	—	2,997,423
Money Market Funds	1,601,762	—	—	1,601,762
Total	$5,246,376	$25,847,061	$—	$31,093,437

CM Advisors Fixed Income Fund

Notes to Financial Statements (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the securities by asset type and sector and industry type. The Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended February 28, 2026.

Share Valuation – The NAV per share of the Fund is calculated on each business day by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment Transactions and Investment Income – Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are amortized using the effective interest method. Realized gains and losses on investments sold are determined on a specific identification basis, which is the same basis used for federal income tax purposes. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of the Fund. Distributions from net realized capital gains, if any, are generally declared and distributed annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature and are primarily due to differing treatments of net short-term capital gains. Dividends and distributions are recorded on the ex-dividend date.

The tax character of distributions paid during the years ended February 28, 2026 and 2025 was ordinary income.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of change in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

3.	Federal Income Tax

The Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

CM Advisors Fixed Income Fund

Notes to Financial Statements (Continued)

The following information is computed on a tax basis for each item as of February 28, 2026:

Tax cost of investments	$28,325,612
Gross unrealized appreciation	$2,855,460
Gross unrealized depreciation	(87,635)
Net unrealized appreciation	2,767,825
Undistributed ordinary income	404,155
Accumulated capital and other losses	(2,420,691)
Distributable earnings	$751,289

During the year ended February 28, 2026, the Fund utilized short-term capital loss carryforwards of $6,296, and long-term capital loss carryforwards of $9,152 against current year gains.

As of February 28, 2026, the Fund had short-term capital loss carryforwards of $201,475 and long-term capital loss carryforwards of $2,219,216 for federal income tax purposes. These capital loss carryforwards, which do not expire, may be utilized in future years to offset realized capital gains, if any, prior to distributing such gains to shareholders.

The Fund recognizes the benefits or expenses of uncertain tax positions only if the position is “more-likely-than-not” of being sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits, as income tax expenses in the Statement of Operations. For the year ended February 28, 2026, the Fund did not incur any interest or penalties.

4.	Investment Transactions

During the year ended February 28, 2026, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. Government obligations, were as follows:

Cost of purchases of investment securities	$9,529,071
Proceeds from sales and maturities of investment securities	$5,945,556

Cost of purchases and proceeds from sales and maturities of long-term U.S. Government obligations during the year ended February 28, 2026 were:

Cost of purchases of investment securities	$—
Proceeds from sales and maturities of investment securities	$1,250,000

CM Advisors Fixed Income Fund

Notes to Financial Statements (Continued)

5.	Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund pays a monthly management fee to the Advisor calculated at the annual rate of 0.50% of its average daily net assets. The Advisor has entered into an Expense Limitation Agreement (the “ELA”) with the Fund under which it has agreed until July 1, 2027 to waive its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on securities sold short, Acquired Fund Fees and Expenses, and amounts, if any, under a Rule 12b-1 Plan) to not more than 0.87% of its average daily net assets. The ELA cannot be terminated prior to July 1, 2027 without the approval of the Board. Accordingly, during the year ended February 28, 2026, the Advisor did not collect any of its management fees and reimbursed other operating expenses in the amount of $49,327. These fees are not available for recoupment by the Advisor.

Certain Trustees and officers of the Trust are also officers of the Advisor and are not compensated by the Fund for serving in such capacities.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for its services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of its portfolio securities.

Pursuant to the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor is a wholly-owned subsidiary of Ultimus. For the year ended February 28, 2026, the Distributor received $8,000 in fees from the Fund for such services.

COMPENSATION OF TRUSTEES

Trustees and officers affiliated with the Advisor or Ultimus are not compensated by the Fund for their services. Each Trustee who is not an affiliated person of the Advisor or Ultimus receives an annual retainer of $10,000, paid quarterly; a fee of $2,000 for attendance at each in-person meeting of the Board of Trustees; and a fee of $500 for attendance at each telephonic meeting of the Board of Trustees. The Fund reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at Board or committee meetings.

PRINCIPAL HOLDER OF FUND SHARES

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have more significant effect on matters presented at a shareholders’ meeting. As of February 28, 2026, no individual shareholders owned of record 25% or more of the outstanding shares of the Fund.

CM Advisors Fixed Income Fund

Notes to Financial Statements (Continued)

6.	Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7.	Subsequent Event

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the following:

On April 1, 2026, the Fund paid an ordinary income dividend of $0.1835 per share to shareholders of record on March 30, 2026.

CM Advisors Fixed Income Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of CM Advisors Fixed Income Fund and

Board of Trustees of CM Advisors Family of Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CM Advisors Family of Funds, comprising CM Advisors Fixed Income Fund (the “Fund”), as of February 28, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the year ended February 28, 2022 were audited by other auditors whose report dated April 26, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

April 28, 2026

CM Advisors Fixed Income Fund

Additional Information (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”) of CM Advisors Family of Funds (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended, of the Trust (the “Independent Trustees”) voting separately, has reviewed and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) by and between the Trust, on behalf of the CM Advisors Fixed Income Fund (the “Fund”), and CM Fund Advisors (the “Advisor”) for an additional annual term. This approval took place at a meeting held by telephonically via video conference (due to circumstances related to the COVID-19 pandemic in reliance on the exemptive relief granted by the U.S. Securities and Exchange Commission regarding certain in-person voting requirements) on February 23, 2026 (the “Meeting”), at which all the Trustees, including all the Independent Trustees, were present.

During their deliberations, the Board was advised by legal counsel and reviewed a substantial amount of information provided by the Advisor in response to requests of the Board and legal counsel.

In deciding whether to approve continuation of the Advisory Agreement, the Trustees noted their review of the materials related to the Fund and the Advisor throughout the past year and their various discussions with Trust management and the Advisor with respect to the operations and performance of the Fund during that time. The Trustees further considered those materials and discussions and numerous other factors, including:

The nature, extent, and quality of the services provided by the Advisor. In this regard, the Trustees considered the services being provided by the Advisor to the Fund including, without limitation, its investment advisory services during the previous twelve-month period, its coordination of services for the Fund among the Fund’s various service providers, its compliance procedures and practices, and its efforts to promote the Fund and assist in its distribution. Further, the Trustees noted that the Trust’s president, secretary, treasurer, CCO, principal executive officer, and principal financial officer are employees of the Advisor and they each serve the Trust without additional compensation from the Fund. Following consideration of all this information as well as additional material provided by the Advisor, the Board concluded that the quality, extent, and nature of the services provided by the Advisor are satisfactory and adequate for the Fund.

The investment performance of the Fund and the Advisor. In this regard, the Board compared the short-term and long-term performance of the Fund with the performance of its primary and secondary benchmark indexes and custom peer group of comparable funds managed by other advisors. The Trustees concluded that the Advisor had reasonably explained the Fund’s performance results. In addition, the Trustees considered the consistency of the Advisor’s management of the Fund with the Fund’s

CM Advisors Fixed Income Fund

Additional Information (Unaudited) (Continued)

investment objective and policies. After discussion of the Fund’s short-term and long-term investment performance, the Advisor’s experience in managing the Fund, and other factors, the Board determined that the investment performance of the Fund and the Advisor has been satisfactory.

The costs of the services provided and profits realized by the Advisor from its relationship with the Fund. With respect to this matter, the Board considered the Advisor’s staffing, personnel, and methods of operating; the Advisor’s compliance policies and procedures; the Advisor’s financial condition as well as its level of commitment to the Fund; the level of commitment by the principals of the Advisor; the Fund’s asset levels; the Fund’s overall expenses; the Advisor’s estimated costs in managing the Fund and the corresponding profitability to the Advisor for managing the Fund; the Advisor’s statements at the Meeting with respect to its continued support for the operation of the Fund; and the differences in fees and services provided to the Advisor’s other clients that may be similar to the Fund. Further, the Board considered the Expense Limitation Agreement of the Fund with the Advisor and reviewed the Advisor’s current and past fee waivers and expense reimbursements for the Fund under the Expense Limitation Agreement.

The Trustees then noted the potential benefits to the Advisor in managing the Fund, such as promotion of the Advisor’s name and the ability of the Advisor to place small accounts into the Fund. In addition, the Trustees compared the fees and expenses of the Fund and comparable funds, noting the differences in the types of funds being compared, the style of investment management, the size of comparable funds and the nature of the investment strategies. Further, the Trustees compared the fees paid by the Fund to the fees paid by other clients of the Advisor and, keeping in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, observed that the fee structures applicable to the Advisor’s other clients utilizing similar strategies were not indicative of any unreasonableness regarding the advisory fees proposed to be payable by the Fund. After making these comparisons and upon further consideration and discussion of the foregoing, the Trustees concluded that the expected profit, if any, to be realized by the Advisor in connection with the management of the Fund for the next year is not unreasonable and that the management fees paid to the Advisor by the Fund are reasonable in light of the nature and quality of services provided by the Advisor.

The extent to which economies of scale would be realized as the Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors. With respect to this matter, the Board noted that the fee arrangement of the Fund with the Advisor involves both a management fee and an Expense Limitation Agreement. The Trustees stated that the Fund has experienced benefits from the Expense Limitation Agreement throughout the years, and noted that the Advisor has indicated its intention to continue the Expense Limitation Agreement for another term. The Trustees further noted that, although the management fee rate would remain the same at all asset levels, the Fund would likely benefit from economies of scale under its agreements with service providers other than the Advisor. Following further discussion of the asset level of the Fund and expectations for growth and levels of fees, the Board determined that, at the Fund’s current and projected asset levels for the next year, the Fund’s fee arrangements with the Advisor were reasonable in relation to the nature and quality of services being provided by the Advisor to the Fund.

CM Advisors Fixed Income Fund

Additional Information (Unaudited) (Continued)

The Advisor’s practices regarding brokerage and portfolio transactions. With respect to this matter, the Board reviewed the Advisor’s standards, and performance in utilizing those standards, to seek best execution for portfolio transactions for the Fund. The Board noted that the fixed income portfolio transactions of the Fund are generally principal transactions executed in over-the-counter markets on a net basis. Additionally, the Trustees considered the historical portfolio turnover rates for the Fund; the process by which evaluations are made of the overall reasonableness of any commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical or other services (“soft dollars”). After further discussion, the Trustees concluded that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Trustees reviewed such factors as the experience and abilities of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and/or the Advisor’s other accounts; the method for the bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics. Following further consideration and discussion, the Board concluded that the Advisor’s standards and practices regarding the identification and mitigation of potential conflicts of interests to be satisfactory.

Conclusion. After additional discussion of the factors stated above and in reliance on the information provided by the Advisor and Trust management and considering the totality of all factors discussed and information presented at the Meeting and previous meetings, the Board indicated its agreement to approve the continuance of the Advisory Agreement. It was noted that in the Trustees’ deliberations with respect to the approval of the continuance of the Advisory Agreement no single factor was considered in isolation or to be determinative to the decision of the Trustees to approve the continuance of the Advisory Agreement, and that each individual Trustee may have attributed different weights to various factors noted above. After consideration of the above factors as well as other factors, the Board unanimously determined that approval of the Advisory Agreement was in the best interest of the Fund and its shareholders.

CM Advisors Fixed Income Fund
a series of
CM Advisors Family of Funds

For Shareholder Service Inquiries: Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246-0707 Toll-Free Telephone: 1-888-859-5856

For Investment Advisor Inquiries:

Van Den Berg Management I, Inc.

(d/b/a CM Fund Advisors)

805 Las Cimas Parkway, Suite 305
Austin, Texas 78746

Toll-Free Telephone:

1-888-859-5856

World Wide Web @:

www.cmadvisorsfunds.com

Investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. No investment strategy works all the time, and past performance is not necessarily indicative of future performance.

The performance information quoted in this report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.cmadvisorsfunds.com or by calling Shareholder Services at 1-888-859-5856. The prospectus should be read carefully before investing.

For More Information on your CM Advisors Family of Funds:

See Our Web site @ www.cmadvisorsfunds.com or

Call Our Shareholder Services Group Toll-Free at 1-888-859-5856

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

Not applicable

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		CM Advisors Family of Funds

By (Signature and Title)*		/s/ James D. Brilliant
James D. Brilliant, Chairman and Principal Executive Officer

Date	May 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ James D. Brilliant
James D. Brilliant, Chairman and Principal Executive Officer

Date	May 8, 2026

By (Signature and Title)*		/s/ Scott Van Den Berg
Scott Van Den Berg, Treasurer and Principal Financial Officer

Date	May 8, 2026

*	Print the name and title of each signing officer under his or her signature.